Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002883
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class C
C000034314
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class I
C000002882
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class A
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,151	$ 12,752	$ 11,048	$ 13,552	$ 14,674	$ 16,402	$ 14,104	$ 16,763	$ 17,492	$ 23,070
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000		10,151	12,752	11,048	13,552	14,674	16,402	14,104	16,763	17,492	23,070
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	50,000		50,755	63,758	55,240	67,758	73,368	82,011	70,521	83,814	87,460	115,351
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000		10,151	12,752	11,048	13,552	14,674	16,402	14,104	16,763	17,492	23,070
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	10,000		9,734	12,590	11,019	14,151	16,795	18,741	14,489	17,093	17,496	21,191
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	10,000		10,008	12,898	10,997	13,753	15,883	17,198	13,208	15,398	16,051	19,801
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	10,000		9,734	12,590	11,019	14,151	16,795	18,741	14,489	17,093	17,496	21,191
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	10,000		10,008	12,898	10,997	13,753	15,883	17,198	13,208	15,398	16,051	19,801
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	50,000		48,670	62,950	55,094	70,757	83,974	93,707	72,445	85,463	87,480	105,956
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	50,000		50,040	64,492	54,985	68,765	79,417	85,992	66,042	76,992	80,256	99,004
MSCI EAFE Growth Index
Account Value [Line Items]
Accumulated Value	10,000		9,734	12,590	11,019	14,151	16,795	18,741	14,489	17,093	17,496	21,191
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,008	$ 12,898	$ 10,997	$ 13,753	$ 15,883	$ 17,198	$ 13,208	$ 15,398	$ 16,051	$ 19,801